Basis of Presentation (Details Narrative)	9 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of Incorporation	Aug. 23, 2005
Incorporation State	State of Nevada
Former Company Name	i-Level Media Group Incorporated
Date Company Changed Name	Oct. 22, 2013